Hotel Dispositions, Land Sale, Impairment Charges and Insurance Recoveries (Impairment Charges and Insurance Recoveries Narrative) (Details)	3 Months Ended				12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) hotel	Sep. 30, 2017 hotel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties	$ 27,613,000			$ 0
Impairment charges	$ 27,613,000			$ 0	$ 33,628,000	$ 23,391,000	$ 10,153,000
Impairment adjustments							2,000,000.0
Number of hotel properties | hotel								24
Recoveries							2,800,000
Allocated proceeds received from business insurance					0	401,000	612,000
Business interruption deductible					360,000	360,000	360,000
Proceeds of property damage					$ 43,000	836,000
Wisconsin Dells, WI Hilton Garden Inn
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties			$ 1,400,000			5,100,000
Savannah, GA Courtyard by Marriott
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties			$ 5,100,000
Stillwater Residence Inn
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties		$ 7,600,000
Washington Hampton Inn Pittsburgh Meadow Lands
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties		$ 10,200,000
SpringHill Suites Centreville
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties						9,300,000.0	4,700,000
Impairment adjustments						275,000
San Antonio, TX Marriott
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties						9,900,000
Annapolis, MD Crowne Plaza
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties						6,700,000
Centerville VA Spring Hill Suites By Marriott
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties						$ 2,000,000.0
SpringHill Suites Centreville and SpringHill Suites Glen Allen
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties							$ 8,200,000
Number of hotel properties | hotel							2
SpringHill Suites Glen Allen
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties							$ 3,500,000